Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2024	Jun. 30, 2023
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, authorized	[1]	450,000,000	450,000,000
Ordinary shares, issued	[1]	14,707,073	13,183,308
Ordinary shares, outstanding	[1]	14,707,073	13,183,308
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, authorized	[1]	50,000,000	50,000,000
Ordinary shares, issued	[1]	16,816,692	16,816,692
Ordinary shares, outstanding	[1]	16,816,692	16,816,692

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares (Note 1 and Note 11).